UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number                811-21423

                         The Gabelli Dividend & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Dividend & Income Trust

Semiannual Report — June 30, 2020

To Our Shareholders,

For the six months ended June 30, 2020, the net asset value (NAV) total return of The Gabelli Dividend & Income Trust (the Fund) was (13.0)%, compared with a total return of (3.1)% for the Standard & Poor’s (S&P) 500 Index. The total return for the Fund’s publicly traded shares was (16.7)%. The Fund’s NAV per share was $20.28, while the price of the publicly traded shares closed at $17.60 on the New York Stock Exchange (NYSE). See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2020.

Comparative Results

Average Annual Returns through June 30, 2020 (a) (Unaudited)					Since
					Inception
	Year to Date	1 Year	5 Year	10 Year	(11/28/03)
Gabelli Dividend & Income Trust
NAV Total Return (b)	(13.04)%	(9.24)%	2.87%	9.93%	6.71%
Investment Total Return (c)	(16.73)	(12.65)	3.24	11.02	6.43
S&P 500 Index	(3.08)	7.51	10.73	13.99	8.91
Dow Jones Industrial Average	(8.35)	(0.49)	10.59	12.94	8.70
Nasdaq Composite Index	12.74	26.80	16.42	18.34	11.55

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and adjustment for the spin-off and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions and adjustment for the spin-off. Since inception return is based on an initial offering price of $20.00.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2020:

The Gabelli Dividend & Income Trust

Financial Services	15.4%
Food and Beverage	12.3%
Health Care	10.0%
Computer Software and Services	6.2%
Consumer Products	4.7%
Retail	3.9%
Business Services	3.5%
Telecommunications	3.3%
Electronics	3.2%
Diversified Industrial	3.2%
Energy and Utilities: Oil	2.6%
Entertainment	2.5%
U.S. Government Obligations	2.4%
Specialty Chemicals	2.3%
Aerospace	2.1%
Automotive: Parts and Accessories	2.1%
Environmental Services	1.9%
Machinery	1.9%
Energy and Utilities: Integrated	1.6%
Metals and Mining	1.5%
Cable and Satellite	1.5%
Energy and Utilities: Natural Gas	1.4%
Equipment and Supplies	1.4%

Building and Construction	1.3%
Consumer Services	1.1%
Computer Hardware	1.0%
Broadcasting	0.7%
Transportation	0.7%
Automotive	0.6%
Semiconductors	0.6%
Real Estate	0.5%
Energy and Utilities: Electric	0.5%
Aviation: Parts and Services	0.4%
Energy and Utilities: Services	0.4%
Energy and Utilities: Water	0.3%
Hotels and Gaming	0.3%
Energy and Utilities	0.2%
Wireless Communications	0.2%
Communications Equipment	0.2%
Paper and Forest Products	0.1%
Closed-End Funds	0.0%*
Publishing	0.0%*
Agriculture	0.0%*

100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Dividend & Income Trust

Schedule of Investments — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.0%
	Aerospace — 2.1%
247,000	Aerojet Rocketdyne Holdings Inc.†	$3,053,308	$9,791,080
12,000	HEICO Corp.	979,419	1,195,800
74,000	Howmet Aerospace Inc.	1,406,877	1,172,900
34,000	Kaman Corp.	908,276	1,414,400
9,100	Lockheed Martin Corp.	3,348,996	3,320,772
12,000	Raytheon Technologies Corp.	778,234	739,440
78,000	Rockwell Automation Inc.	3,585,810	16,614,000
1,425,000	Rolls-Royce Holdings plc	10,745,438	5,039,341
45,900	The Boeing Co.	8,650,052	8,413,470

		33,456,410	47,701,203

	Agriculture — 0.0%
5,000	Corteva Inc.	156,047	133,950

	Automotive — 0.6%
62,000	Ford Motor Co.	829,303	376,960
279,000	Navistar International Corp.†	7,364,480	7,867,800
83,000	PACCAR Inc.	3,733,218	6,212,550

		11,927,001	14,457,310

	Automotive: Parts and Accessories — 2.1%
60,676	Aptiv plc	3,671,564	4,727,874
217,932	Dana Inc.	3,797,968	2,656,591
75,600	Garrett Motion Inc.†	508,920	418,824
338,000	Genuine Parts Co.	21,816,983	29,392,480
6,000	Lear Corp.	713,500	654,120
20,000	O’Reilly Automotive Inc.†	4,727,092	8,433,400
60,000	Tenneco Inc., Cl. A†	471,247	453,600
8,000	Visteon Corp.†	600,578	548,000

		36,307,852	47,284,889

	Aviation: Parts and Services — 0.4%
51,000	L3Harris Technologies Inc.	4,559,941	8,653,170

	Broadcasting — 0.7%
790,000	Entercom Communications Corp., Cl. A	6,736,565	1,090,200
20,000	Liberty Broadband Corp., Cl. C†	1,496,161	2,479,200
15,000	Liberty Global plc, Cl. A†	382,640	327,900
280,570	Liberty Global plc, Cl. C†	6,857,224	6,035,061
12,000	Liberty Media Corp.-Liberty SiriusXM, Cl. A†	293,384	414,240
100,031	Liberty Media Corp.-Liberty SiriusXM, Cl. C†	3,585,338	3,446,068
65,000	MSG Networks Inc., Cl. A†	713,347	646,750
60,000	Sinclair Broadcast Group Inc., Cl. A	1,933,760	1,107,600

		21,998,419	15,547,019

	Building and Construction — 1.3%
15,000	Arcosa Inc.	476,546	633,000

Shares		Cost	Market Value
8,500	Carrier Global Corp.	$197,853	$188,870
80,000	Fortune Brands Home & Security Inc.	1,485,558	5,114,400
319,050	Herc Holdings Inc.†	10,510,455	9,804,407
225,843	Johnson Controls International plc	9,655,623	7,710,280
11,200	Sika AG	1,438,180	2,155,597
21,000	United Rentals Inc.†	2,678,722	3,129,840

		26,442,937	28,736,394

	Business Services — 3.5%
20,000	Aramark	526,281	451,400
49,000	Diebold Nixdorf Inc.†	415,645	296,940
129,546	Fly Leasing Ltd., ADR†	1,720,513	1,063,573
6,000	Jardine Matheson Holdings Ltd.	367,864	250,440
60,000	JCDecaux SA†	1,832,139	1,115,630
520,000	Macquarie Infrastructure Corp.	22,973,352	15,958,800
171,000	Mastercard Inc., Cl. A	14,199,946	50,564,700
100,000	Schultze Special Purpose Acquisition Corp.†	907,534	1,023,000
40,000	Stericycle Inc.†	2,463,701	2,239,200
10,000	The Brink’s Co.	251,543	455,100
100,000	Trine Acquisition Corp.†	1,000,000	1,120,000
28,600	Visa Inc., Cl. A	3,471,281	5,524,662

		50,129,799	80,063,445

	Cable and Satellite — 1.4%
45,000	AMC Networks Inc., Cl. A†	1,641,705	1,052,550
2,445	Charter Communications Inc., Cl. A†	347,387	1,247,048
15,000	Cogeco Inc.	296,908	895,183
357,000	Comcast Corp., Cl. A	14,212,192	13,915,860
209,696	DISH Network Corp., Cl. A†	6,604,325	7,236,609
69,000	EchoStar Corp., Cl. A†	1,652,287	1,929,240
22,622	Liberty Latin America Ltd., Cl. A†	422,825	219,886
27,671	Liberty Latin America Ltd., Cl. C†	620,134	261,214
105,000	Rogers Communications Inc., Cl. B	2,728,063	4,219,950
95,000	WideOpenWest Inc.†	691,078	500,650

		29,216,904	31,478,190

	Communications Equipment — 0.2%
145,000	Corning Inc.	1,776,206	3,755,500

	Computer Hardware — 1.0%
61,900	Apple Inc.	14,011,663	22,581,120

	Computer Software and Services — 6.2%
23,800	Adobe Inc.†	8,117,093	10,360,378
5,389	Alphabet Inc., Cl. A†	3,685,674	7,641,871

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Computer Software and Services (Continued)
22,475	Alphabet Inc., Cl. C†	$28,200,029	$31,770,885
7,595	Amazon.com Inc.†	14,890,342	20,953,238
61,300	Applied Materials Inc.	3,464,928	3,705,585
25,000	Black Knight Inc.†	452,541	1,814,000
5,700	Coupa Software Inc.†	854,338	1,579,128
15,000	CyrusOne Inc., REIT	207,398	1,091,250
35,000	eBay Inc.	782,634	1,835,750
13,300	Fidelity National Information Services Inc.	1,811,702	1,783,397
18,900	Fiserv Inc.†	1,955,636	1,845,018
805,000	Hewlett Packard Enterprise Co.	10,971,972	7,832,650
220,849	Microsoft Corp.	17,139,554	44,944,980
1,718	Perspecta Inc.	31,016	39,909
10,400	ServiceNow Inc.†	3,260,379	4,212,624

		95,825,236	141,410,663

	Consumer Products — 4.7%
30,000	Church & Dwight Co. Inc.	1,199,580	2,319,000
373,000	Edgewell Personal Care Co.†	20,893,079	11,622,680
294,521	Energizer Holdings Inc.	12,224,112	13,986,802
100,000	Hanesbrands Inc.	476,588	1,129,000
18,000	Kimberly-Clark Corp.	1,474,125	2,544,300
35,000	Newell Brands Inc.	614,810	555,800
18,000	Philip Morris International Inc.	1,125,875	1,261,080
7,000	Stanley Black & Decker Inc.	544,312	975,660
862,000	Swedish Match AB	13,204,739	60,592,174
7,100	The Estee Lauder Companies Inc., Cl. A	1,197,874	1,339,628
79,000	The Procter & Gamble Co.	4,584,410	9,446,030

		57,539,504	105,772,154

	Consumer Services — 1.1%
22,000	Ashtead Group plc	423,833	741,202
66,200	Facebook Inc., Cl. A†	14,246,301	15,032,034
59,279	GCI Liberty Inc., Cl. A†	2,657,249	4,215,922
180,000	Qurate Retail Inc., Cl. A†	2,365,125	1,710,000
80,000	ServiceMaster Global Holdings Inc.†	2,412,646	2,855,200

		22,105,154	24,554,358

	Diversified Industrial — 3.2%
24,400	Ampco-Pittsburgh Corp.†	70,008	74,908
35,000	Ardagh Group SA	655,249	451,850
94,000	Bouygues SA†	3,271,821	3,211,554
32,700	Eaton Corp. plc	1,460,458	2,860,596
170,000	General Electric Co.	2,317,924	1,161,100
210,000	Griffon Corp.	3,869,191	3,889,200
241,113	Honeywell International Inc.	26,298,996	34,862,529
51,000	ITT Inc.	973,582	2,995,740

Shares		Cost	Market Value
10,000	Jardine Strategic Holdings Ltd.	$341,284	$215,500
10,000	nVent Electric plc	140,660	187,300
15,000	Pentair plc	425,273	569,850
3,000	Roper Technologies Inc.	933,774	1,164,780
5,000	Sulzer AG	462,738	398,438
435,000	Textron Inc.	12,994,003	14,315,850
6,500	The Sherwin-Williams Co.	3,495,769	3,756,025
315,000	Toray Industries Inc.	2,373,663	1,480,551
36,000	Trinity Industries Inc.	739,138	766,440

		60,823,531	72,362,211

	Electronics — 3.2%
123,400	Intel Corp.	3,841,975	7,383,022
335,000	Resideo Technologies Inc.†	3,705,125	3,926,200
437,000	Sony Corp., ADR	14,646,378	30,209,810
53,000	TE Connectivity Ltd.	1,702,237	4,322,150
78,500	Texas Instruments Inc.	2,352,969	9,967,145
49,200	Thermo Fisher Scientific Inc.	12,789,718	17,827,128

		39,038,402	73,635,455

	Energy and Utilities: Electric — 0.5%
11,000	ALLETE Inc.	360,106	600,710
5,000	American Electric Power Co. Inc.	184,350	398,200
70,000	Electric Power Development Co. Ltd.	1,833,684	1,325,770
105,000	Evergy Inc.	5,516,102	6,225,450
12,000	Pinnacle West Capital Corp.	468,584	879,480
60,000	The AES Corp.	617,140	869,400
25,000	WEC Energy Group Inc.	1,228,284	2,191,250

		10,208,250	12,490,260

	Energy and Utilities: Integrated — 1.6%
133,000	Avangrid Inc.	6,009,957	5,583,340
26,000	Chubu Electric Power Co. Inc.	448,302	325,557
20,000	Endesa SA	506,664	492,765
230,000	Enel SpA	1,051,884	1,984,024
14,000	Eversource Energy	1,187,799	1,165,780
19,000	Hawaiian Electric Industries Inc.	449,155	685,140
410,000	Hera SpA	822,663	1,541,277
10,000	Hokkaido Electric Power Co. Inc.	77,930	38,342
22,000	Hokuriku Electric Power Co.	305,450	140,181
45,000	Iberdrola SA, ADR	952,490	2,089,800
122,000	Korea Electric Power Corp., ADR†	1,676,237	973,560
40,000	Kyushu Electric Power Co. Inc.	614,508	335,263
28,000	MGE Energy Inc.	599,144	1,806,280
40,200	NextEra Energy Inc.	6,976,982	9,654,834
45,000	NextEra Energy Partners LP	2,005,523	2,307,600

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Integrated (Continued)
49,000	NiSource Inc.	$397,054	$1,114,260
57,500	OGE Energy Corp.	685,360	1,745,700
12,000	Ormat Technologies Inc.	180,000	761,880
30,000	PNM Resources Inc.	1,017,056	1,153,200
30,000	Public Service Enterprise Group Inc.	906,080	1,474,800
54,000	Shikoku Electric Power Co. Inc.	991,896	397,592
50,000	The Chugoku Electric Power Co. Inc.	851,464	667,284
20,000	The Kansai Electric Power Co. Inc.	278,704	193,563
45,000	Tohoku Electric Power Co. Inc.	663,612	427,599

		29,655,914	37,059,621

	Energy and Utilities: Natural Gas — 1.4%
70,000	Enterprise Products Partners LP	1,549,294	1,271,900
100,000	Kinder Morgan Inc.	2,762,172	1,517,000
407,000	National Fuel Gas Co.	14,563,068	17,065,510
36,666	National Grid plc	574,588	449,420
22,916	National Grid plc, ADR	1,132,476	1,391,918
14,000	ONEOK Inc.	617,039	465,080
58,000	Sempra Energy	1,792,617	6,799,340
30,000	South Jersey Industries Inc.	476,644	749,700
42,000	Southwest Gas Holdings Inc.	1,103,049	2,900,100

		24,570,947	32,609,968

	Energy and Utilities: Oil — 2.6%
35,000	Apache Corp.	1,209,436	472,500
63,000	BP plc, ADR	2,056,223	1,469,160
107,222	Chevron Corp.	9,335,288	9,567,419
180,772	ConocoPhillips	9,504,690	7,596,039
75,000	Devon Energy Corp.	2,908,982	850,500
140,000	Eni SpA, ADR	5,084,692	2,697,800
420,000	Equinor ASA, ADR	7,414,717	6,081,600
89,000	Exxon Mobil Corp.	6,890,052	3,980,080
15,700	Hess Corp.	975,265	813,417
59,400	KLX Energy Services Holdings Inc.†	645,105	127,710
68,000	Marathon Oil Corp.	1,579,421	416,160
225,000	Marathon Petroleum Corp.	5,788,283	8,410,500
100,987	Occidental Petroleum Corp.	5,099,015	1,848,062
200	PetroChina Co. Ltd., ADR	12,118	6,614
20,000	Petroleo Brasileiro SA, ADR	244,908	165,400
70,000	Phillips 66	5,614,588	5,033,000
192,000	Repsol SA, ADR	3,985,070	1,691,520
110,000	Royal Dutch Shell plc, Cl. A, ADR	5,836,686	3,595,900

Shares		Cost	Market Value
84,000	TOTAL SA, ADR	$3,934,057	$3,230,640

		78,118,596	58,054,021

	Energy and Utilities: Services — 0.4%
25,000	Diamond Offshore Drilling Inc.†	182,985	6,400
300,000	Halliburton Co.	11,541,142	3,894,000
65,000	Oceaneering International Inc.†	1,200,714	415,350
212,000	Schlumberger Ltd.	9,271,529	3,898,680

		22,196,370	8,214,430

	Energy and Utilities: Water — 0.3%
12,000	American States Water Co.	150,968	943,560
11,500	American Water Works Co. Inc.	1,212,720	1,479,590
14,000	Essential Utilities Inc.	613,003	591,360
180,000	Mueller Water Products Inc., Cl. A	1,645,051	1,697,400
38,000	Severn Trent plc	977,803	1,167,253
24,000	SJW Group	428,495	1,490,640
7,500	The York Water Co.	97,904	359,700
6,000	United Utilities Group plc, ADR	168,600	135,660

		5,294,544	7,865,163

	Entertainment — 2.5%
90,000	Discovery Inc., Cl. C†	2,194,426	1,733,400
77,333	Fox Corp., Cl. A	2,693,396	2,074,071
196,000	Fox Corp., Cl. B	7,338,717	5,260,640
28,000	Liberty Media Corp.-Liberty Braves, Cl. A†	708,629	562,240
5,000	Liberty Media Corp.-Liberty Braves, Cl. C†	76,206	98,700
41,019	Madison Square Garden Entertainment Corp.†	1,214,087	3,076,425
38,333	Madison Square Garden Sports Corp.†	2,386,926	5,630,734
25,000	Netflix Inc.†	10,283,666	11,376,000
16,000	Take-Two Interactive Software Inc.†	157,375	2,233,120
75,500	The Walt Disney Co.	9,597,431	8,419,005
51,800	ViacomCBS Inc., Cl. A	2,456,144	1,326,080
455,000	ViacomCBS Inc., Cl. B	16,280,599	10,610,600
175,000	Vivendi SA	4,514,249	4,490,608
300,000	Wow Unlimited Media Inc.†(a)(b)	345,198	65,189

		60,247,049	56,956,812

	Environmental Services — 1.9%
189,000	Republic Services Inc.	7,007,491	15,507,450
23,000	Veolia Environnement SA	275,698	517,324
89,222	Waste Connections Inc.	3,663,324	8,368,131

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Environmental Services (Continued)
173,000	Waste Management Inc.	$6,914,010	$18,322,430

		17,860,523	42,715,335

	Equipment and Supplies — 1.4%
72,000	CIRCOR International Inc.†	1,986,917	1,834,560
28,800	Danaher Corp.	4,276,715	5,092,704
71,000	Flowserve Corp.	2,871,162	2,024,920
163,000	Graco Inc.	3,130,591	7,822,370
155,000	Mueller Industries Inc.	3,371,935	4,119,900
518,000	RPC Inc.†	2,672,662	1,595,440
130,000	Sealed Air Corp.	3,131,382	4,270,500
23,000	Tenaris SA, ADR	861,948	297,390
95,000	The Timken Co.	3,565,930	4,321,550

		25,869,242	31,379,334

	Financial Services — 15.4%
7,000	Alleghany Corp.	2,577,465	3,423,980
362,608	American Express Co.	30,907,120	34,520,282
200,452	American International Group Inc.	11,907,049	6,250,093
365,000	Bank of America Corp.	6,112,843	8,668,750
37,000	Berkshire Hathaway Inc., Cl. B†	6,501,953	6,604,870
20,400	BlackRock Inc.	3,892,946	11,099,436
28,500	Brookfield Asset Management Inc., Cl. A	128,980	937,650
29,000	Cannae Holdings Inc.†	320,972	1,191,900
184,000	Citigroup Inc.	9,092,083	9,402,400
75,000	Cohen & Steers Inc.	2,913,834	5,103,750
24,500	Cullen/Frost Bankers Inc.	1,816,861	1,830,395
9,000	EXOR NV	536,309	514,066
18	Farmers & Merchants Bank of Long Beach	126,871	107,190
50,000	Fidelity National Financial Inc.	524,512	1,533,000
165,000	Graf Industrial Corp.†	1,650,000	2,740,650
310,000	H&R Block Inc.	7,145,279	4,426,800
28,000	HSBC Holdings plc, ADR	1,313,987	653,240
22,249	Interactive Brokers Group Inc., Cl. A	839,448	929,341
175,000	Invesco Ltd.	3,928,295	1,883,000
401,417	JPMorgan Chase & Co.	25,715,568	37,757,283
65,000	KeyCorp.	856,314	791,700
30,000	Kinnevik AB, Cl. B	663,872	789,101
80,000	KKR & Co. Inc.	1,793,842	2,470,400
35,000	M&T Bank Corp.	2,211,058	3,638,950
195,226	Morgan Stanley	4,070,224	9,429,416
3,400	MSCI Inc.	982,837	1,134,988
70,000	National Australia Bank Ltd., ADR	810,381	441,000
140,000	Navient Corp.	953,023	984,200

Shares		Cost	Market Value
140,000	New York Community Bancorp Inc.	$2,290,519	$1,428,000
96,000	Northern Trust Corp.	4,354,024	7,616,640
356,805	Oaktree Specialty Lending Corp.	2,220,492	1,594,918
208,200	PayPal Holdings Inc.†	17,744,895	36,274,686
80,000	Resona Holdings Inc.	381,969	272,508
150,000	SLM Corp.	593,644	1,054,500
179,000	State Street Corp.	10,506,782	11,375,450
169,000	T. Rowe Price Group Inc.	11,745,261	20,871,500
697,000	The Bank of New York Mellon Corp.	22,667,969	26,939,050
95,400	The Blackstone Group Inc., Cl. A	3,929,659	5,405,364
14,000	The Charles Schwab Corp.	467,267	472,360
35,000	The Goldman Sachs Group Inc.	6,784,067	6,916,700
135,000	The Hartford Financial Services Group Inc.	4,467,551	5,204,250
195,000	The PNC Financial Services Group Inc.	13,531,525	20,515,950
96,000	The Travelers Companies Inc.	6,632,920	10,948,800
24,271	U.S. Bancorp	917,708	893,658
67,500	W. R. Berkley Corp.	1,793,266	3,867,075
558,000	Waddell & Reed Financial Inc., Cl. A	10,125,272	8,654,580
710,000	Wells Fargo & Co.	25,593,727	18,176,000
5,500	Willis Towers Watson plc	439,269	1,083,225

		277,481,712	348,823,045

	Food and Beverage — 12.3%
12,000	Ajinomoto Co. Inc.	205,201	199,157
12,500	Brown-Forman Corp., Cl. B	439,792	795,750
58,000	Campbell Soup Co.	2,084,236	2,878,540
1,000,000	China Mengniu Dairy Co. Ltd.	1,245,706	3,819,108
61,000	Chr. Hansen Holding A/S	2,488,706	6,290,841
686,000	Conagra Brands Inc.	20,646,413	24,126,620
9,000	Constellation Brands Inc., Cl. A	302,629	1,574,550
184,000	Danone SA†	9,054,717	12,725,867
3,800,000	Davide Campari-Milano SpA	10,933,747	32,019,594
80,000	Diageo plc, ADR	10,252,610	10,751,200
70,954	Flowers Foods Inc.	1,053,433	1,586,531
230,000	General Mills Inc.	12,691,904	14,179,500
18,000	Heineken Holding NV	747,987	1,473,238
275,000	ITO EN Ltd.	6,032,373	15,485,066
1,000	JDE Peet’s BV†	35,094	40,536
86,600	Kellogg Co.	6,142,302	5,720,796
118,000	Keurig Dr Pepper Inc.	1,063,112	3,351,200
348,000	Kikkoman Corp.	4,119,207	16,727,205
8,000	Lamb Weston Holdings Inc.	473,940	511,440
95,000	Maple Leaf Foods Inc.	1,805,611	1,995,028

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
3,000	McCormick & Co. Inc., Cl. V	$290,905	$532,950
140,000	Molson Coors Beverage Co., Cl. B	8,017,054	4,810,400
563,000	Mondelēz International Inc., Cl. A	20,466,589	28,786,190
30,000	Morinaga Milk Industry Co. Ltd.	588,860	1,330,864
4,000	National Beverage Corp.†	192,857	244,080
22,000	Nestlé SA.	1,644,475	2,432,086
35,000	Nestlé SA, ADR	2,563,158	3,865,400
145,000	Nissin Foods Holdings Co. Ltd.	4,957,134	12,824,728
116,000	PepsiCo Inc.	12,320,478	15,342,160
62,000	Pernod Ricard SA	5,311,274	9,755,415
45,000	Post Holdings Inc.†	3,612,212	3,942,900
25,000	Remy Cointreau SA	1,396,049	3,404,188
18,000	Suntory Beverage & Food Ltd.	573,702	700,996
340,000	The Coca-Cola Co.	12,174,988	15,191,200
65,000	The Hain Celestial Group Inc.†	1,333,889	2,048,150
20,000	The Kraft Heinz Co.	577,355	637,800
25,000	Unilever plc, ADR	800,393	1,372,000
250,000	Yakult Honsha Co. Ltd.	6,092,325	14,702,477

		174,732,417	278,175,751

	Health Care — 9.8%
55,000	Abbott Laboratories	3,898,527	5,028,650
40,196	AbbVie Inc.	3,463,715	3,946,443
20,000	Alexion Pharmaceuticals Inc.†	2,346,406	2,244,800
62,000	AmerisourceBergen Corp.	4,312,952	6,247,740
14,500	Anthem Inc.	2,946,786	3,813,210
130,000	Bausch Health Cos. Inc.†	2,988,917	2,377,700
45,000	Baxter International Inc.	1,893,609	3,874,500
19,000	Becton, Dickinson and Co.	4,274,223	4,546,130
8,000	Bio-Rad Laboratories Inc., Cl. A†	2,559,160	3,611,920
12,000	Boston Scientific Corp.†	431,292	421,320
136,000	Bristol-Myers Squibb Co.	7,699,529	7,996,800
45,000	Cardiovascular Systems Inc.†	1,274,517	1,419,750
13,861	Charles River Laboratories International Inc.†	1,554,359	2,416,665
5,000	Chemed Corp.	323,860	2,255,350
62,000	Cigna Corp.	11,371,998	11,634,300
45,000	DaVita Inc.†	2,884,258	3,561,300
25,000	DENTSPLY SIRONA Inc.	1,232,965	1,101,500
26,700	Edwards Lifesciences Corp.†	1,446,496	1,845,237
41,000	Elanco Animal Health Inc.†	347,072	879,450
59,000	Eli Lilly and Co.	2,321,411	9,686,620
450,000	Evolent Health Inc., Cl. A†	6,475,691	3,204,000
28,412	Gerresheimer AG	1,874,154	2,620,692
74,271	Gilead Sciences Inc.	5,919,769	5,714,411

Shares		Cost	Market Value
40,000	GlaxoSmithKline plc, ADR	$1,827,420	$1,631,600
55,000	HCA Healthcare Inc.	5,870,763	5,338,300
10,000	Henry Schein Inc.†	443,595	583,900
6,000	ICU Medical Inc.†	1,165,492	1,105,860
3,400	Illumina Inc.†	932,366	1,259,190
7,500	Incyte Corp.†	712,282	779,775
40,000	Integer Holdings Corp.†	1,893,193	2,922,000
2,000	Intuitive Surgical Inc.†	987,642	1,139,660
102,100	Johnson & Johnson	9,535,208	14,358,323
27,500	Laboratory Corp. of America Holdings†	3,544,799	4,568,025
10,000	Ligand Pharmaceuticals Inc.†	1,042,459	1,118,500
20,000	McKesson Corp.	3,193,060	3,068,400
65,500	Medtronic plc	5,979,276	6,006,350
179,679	Merck & Co. Inc.	10,069,354	13,894,577
100,000	Mylan NV†	3,905,545	1,608,000
40,000	NeoGenomics Inc.†	300,371	1,239,200
176,250	Option Care Health Inc.†	2,049,791	2,446,350
45,000	Orthofix Medical Inc.†	1,458,930	1,440,000
94,000	Owens & Minor Inc.	981,606	716,280
84,000	Patterson Cos. Inc.	2,201,600	1,848,000
90,000	Perrigo Co. plc	4,814,664	4,974,300
125,000	Personalis Inc.†	1,292,082	1,621,250
75,000	PetIQ Inc.†	2,118,216	2,613,000
377,588	Pfizer Inc.	8,700,147	12,347,128
500	Quidel Corp.†	76,175	111,870
15,000	Stryker Corp.	1,929,225	2,702,850
125,850	Takeda Pharmaceutical Co. Ltd., ADR	2,433,939	2,256,491
500	Teladoc Health Inc.†	76,590	95,420
50,000	Tenet Healthcare Corp.†	949,780	905,500
11,600	The Cooper Companies Inc.	1,419,419	3,290,224
45,500	UnitedHealth Group Inc.	12,299,367	13,420,225
43,000	Zimmer Biomet Holdings Inc.	4,341,287	5,132,480
110,038	Zoetis Inc.	3,906,908	15,079,608

		176,294,217	222,071,124

	Hotels and Gaming — 0.3%
19,000	Accor SA†	654,124	516,796
90,000	Boyd Gaming Corp.	469,440	1,881,000
20,000	GVC Holdings plc	259,138	183,535
22,000	Las Vegas Sands Corp.	1,307,662	1,001,880
400,000	Mandarin Oriental International Ltd.	680,880	604,000
69,000	MGM Resorts International	1,615,268	1,159,200
16,000	Ryman Hospitality Properties Inc., REIT	753,660	553,600
325,000	William Hill plc	629,636	458,280
7,000	Wyndham Destinations Inc.	238,201	197,260
6,000	Wyndham Hotels & Resorts Inc.	229,308	255,720

		6,837,317	6,811,271

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Machinery — 1.9%
22,000	Astec Industries Inc.	$790,090	$1,018,820
170,000	CNH Industrial NV†	1,339,904	1,189,511
1,340,000	CNH Industrial NV, New York†.	10,832,482	9,420,200
90,000	Deere & Co.	6,022,118	14,143,500
6,000	Otis Worldwide Corp.	333,099	341,160
6,752	Twin Disc Inc.†	43,348	37,406
253,000	Xylem Inc.	11,242,420	16,434,880

		30,603,461	42,585,477

	Metals and Mining — 1.5%
65,000	Agnico Eagle Mines Ltd.	2,061,450	4,163,900
20,000	Alliance Resource Partners LP	104,683	65,200
15,000	Arconic Corp.†	183,218	208,950
167,588	Barrick Gold Corp.	3,255,274	4,514,821
8,000	BHP Group Ltd., ADR	217,549	397,840
36,000	Franco-Nevada Corp.	1,500,629	5,029,022
145,000	Freeport-McMoRan Inc.	1,820,069	1,677,650
280,332	Newmont Corp.	11,142,703	17,307,698
75,000	TimkenSteel Corp.†	780,762	291,750

		21,066,337	33,656,831

	Paper and Forest Products — 0.1%
50,000	International Paper Co.	2,279,935	1,760,500

	Publishing — 0.0%
600	Graham Holdings Co., Cl. B	296,058	205,602
10,000	News Corp., Cl. B	167,853	119,500

		463,911	325,102

	Real Estate — 0.5%
7,900	American Tower Corp., REIT	1,380,827	2,042,466
27,000	Crown Castle International Corp., REIT	3,307,813	4,518,450
5,000	Equinix Inc., REIT	1,978,269	3,511,500
10,000	QTS Realty Trust Inc., Cl. A, REIT	203,043	640,900
80,000	Weyerhaeuser Co., REIT	2,512,413	1,796,800

		9,382,365	12,510,116

	Retail — 3.9%
21,000	Advance Auto Parts Inc.	3,081,638	2,991,450
100,000	AutoNation Inc.†	4,626,097	3,758,000
1,400	AutoZone Inc.†	1,252,157	1,579,368
19,876	Bassett Furniture Industries Inc.	100,461	146,089
18,000	CarMax Inc.†	1,363,724	1,611,900
6,100	Costco Wholesale Corp.	1,575,995	1,849,581
259,000	CVS Health Corp.	18,165,313	16,827,230
94,000	Hertz Global Holdings Inc.†	1,011,984	132,540
123,500	Ingles Markets Inc., Cl. A	2,005,377	5,319,145
50,000	Lowe’s Companies Inc.	1,110,308	6,756,000

Shares		Cost	Market Value
13,200	McDonald’s Corp.	$2,596,851	$2,435,004
6,500	MSC Industrial Direct Co. Inc., Cl. A	460,079	473,265
51,100	NIKE Inc., Cl. B	4,939,792	5,010,355
25,000	Rush Enterprises Inc., Cl. B	599,173	891,500
232,200	Sally Beauty Holdings Inc.†	3,535,824	2,909,466
110,000	Seven & i Holdings Co. Ltd.	3,335,405	3,586,015
94,000	Starbucks Corp.	6,106,181	6,917,460
67,600	The Home Depot Inc.	15,905,973	16,934,476
132,000	Walgreens Boots Alliance Inc.	5,716,268	5,595,480
20,000	Walmart Inc.	970,066	2,395,600

		78,458,666	88,119,924

	Semiconductors — 0.6%
6,600	ASML Holding NV	1,957,758	2,428,998
12,000	KLA Corp.	2,306,767	2,333,760
7,800	Lam Research Corp.	2,149,557	2,522,988
15,900	NVIDIA Corp.	3,435,827	6,040,569

		9,849,909	13,326,315

	Specialty Chemicals — 2.3%
15,000	Air Products and Chemicals Inc.	1,650,068	3,621,900
60,000	Ashland Global Holdings Inc.	2,434,452	4,146,000
10,000	Axalta Coating Systems Ltd.†	251,294	225,500
35,000	Dow Inc.	1,817,630	1,426,600
490,000	DuPont de Nemours Inc.	29,881,695	26,033,700
415,000	Ferro Corp.†	4,486,061	4,955,100
65,000	International Flavors & Fragrances Inc.	7,909,049	7,959,900
90,000	Olin Corp.	1,618,580	1,034,100
9,000	Sensient Technologies Corp.	585,514	469,440
152,359	Valvoline Inc.	2,451,386	2,945,099

		53,085,729	52,817,339

	Telecommunications — 3.2%
185,000	AT&T Inc.	5,350,255	5,592,550
192,000	BCE Inc.	5,203,493	8,019,840
430,000	Deutsche Telekom AG, ADR	7,239,214	7,211,100
195,000	Hellenic Telecommunications Organization SA, ADR	1,323,723	1,343,550
128,000	Loral Space & Communications Inc.	4,047,365	2,498,560
50,000	Orange SA, ADR	1,066,612	595,000
50,000	Pharol SGPS SA†	14,182	5,786
40,000	Proximus SA	1,221,787	815,208
50,000	Telefonica SA, ADR	686,845	241,000
295,000	Telekom Austria AG†	1,968,837	2,038,300
23,000	Telenet Group Holding NV	1,046,305	946,791
155,000	Telephone and Data Systems Inc.	4,263,904	3,081,400
110,000	Telstra Corp. Ltd., ADR	2,014,389	1,188,440
270,000	TELUS Corp.	1,405,698	4,527,900

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
40,000	T-Mobile US Inc.†	$2,310,516	$4,166,000
150,000	VEON Ltd., ADR	548,352	270,000
522,086	Verizon Communications Inc.	24,211,153	28,782,601
120,000	Vodafone Group plc, ADR	2,939,235	1,912,800

		66,861,865	73,236,826

	Transportation — 0.7%
220,000	GATX Corp.	6,895,794	13,415,600
11,500	Kansas City Southern	193,081	1,716,835

		7,088,875	15,132,435

	Wireless Communications — 0.2%
125,000	United States Cellular Corp.†	5,513,630	3,858,750

	TOTAL COMMON STOCKS	1,699,336,787	2,198,682,781

	CLOSED-END FUNDS — 0.0%
40,000	Altaba Inc., Escrow†	55,586	860,000

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
51,000	Cincinnati Bell Inc., 6.750%, Ser. B	1,434,119	2,435,250

	MANDATORY CONVERTIBLE SECURITIES (c) — 0.3%
	Energy and Utilities — 0.2%
126,000	El Paso Energy Capital Trust I, 4.750%, 03/31/28	4,555,360	5,601,960

	Health Care — 0.1%
25,000	Avantor Inc., 6.250%, Ser. A, 05/15/22	1,490,250	1,435,000

	TOTAL MANDATORY CONVERTIBLE SECURITIES	6,045,610	7,036,960

	PREFERRED STOCKS — 0.1%
	Consumer Services — 0.0%
2,000	GCI Liberty Inc., Ser. A, 7.000%	36,491	52,420

	Health Care — 0.1%
133,681	The Phoenix Companies Inc., 7.450%, 01/15/32	2,857,139	1,795,003

	TOTAL PREFERRED STOCKS	2,893,630	1,847,423

	RIGHTS — 0.0%
	Health Care — 0.0%
90,000	Bristol-Myers Squibb Co., CVR†	265,500	322,200

Shares		Cost	Market Value
	Telecommunications — 0.0%
40,000	T-Mobile US Inc., expire 07/27/20†	$0	$6,720

	TOTAL RIGHTS	265,500	328,920

	WARRANTS — 0.0%
	Energy and Utilities: Services — 0.0%
3,081	Weatherford International plc, expire 12/13/23†	0	524

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.1%
	Cable and Satellite — 0.1%
$ 1,700,000	DISH Network Corp., 3.375%, 08/15/26	1,700,000	1,565,895

	CORPORATE BONDS — 0.0%
	Equipment and Supplies — 0.0%
50,000	Mueller Industries Inc., 6.000%, 03/01/27	50,000	49,053

	U.S. GOVERNMENT OBLIGATIONS — 2.4%
54,415,000	U.S. Treasury Bills, 0.060% to 1.522%††, 07/02/20 to 12/03/20	54,379,192	54,392,649

TOTAL INVESTMENTS — 100.0%		$1,766,160,424	$2,267,199,455

Other Assets and Liabilities (Net)			4,713,265

PREFERRED SHARES (7,533,929 preferred shares outstanding)			(436,100,225)

NET ASSETS — COMMON SHARES (90,528,701 common shares outstanding)			$1,835,812,495

NET ASSET VALUE PER COMMON SHARE ($1,835,812,495 ÷ 90,528,701 shares outstanding)			$20.28

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)

At June 30, 2020, the Fund held an investment in a restricted and illiquid security amounting to $65,189 or 0.00% of total investments, which was valued under methods approved by the Board of Trustees as follows:

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/20 Carrying Value Per Share
300,000	Wow Unlimited Media Inc.	06/05/18	$345,198	$0.2173

(c)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

Geographic Diversification	% of Total Investments	Market Value
Long Positions
North America	83.8%	$1,898,847,840
Europe	11.3	256,662,695
Japan	4.6	103,627,018
Asia/Pacific	0.3	7,896,502
Latin America	0.0 *	165,400

Total Investments	100.0%	$2,267,199,455

*	Amount represents less than 0.05%.

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Statement of Assets and Liabilities June 30, 2020 (Unaudited)
Assets:
Investments, at value (cost $1,766,160,424)	$2,267,199,455
Foreign currency, at value (cost $9,431)	9,517
Cash	75,746
Receivable for investments sold	4,170,569
Dividends and interest receivable	3,488,745
Deferred offering expense	102,839
Prepaid expenses	19,744

Total Assets	2,275,066,615

Liabilities:
Distributions payable	214,355
Payable for investments purchased	644,131
Payable for investment advisory fees	1,641,697
Payable for payroll expenses	64,730
Payable for accounting fees	11,250
Payable for shareholder communications expenses	270,247
Other accrued expenses	307,485

Total Liabilities	3,153,895

Cumulative Preferred Shares, each at $0.001 par value:
Series A (5.875%, $25 liquidation value, 3,200,000 shares authorized with 1,524,009 shares issued and outstanding)	38,100,225
Series B (Auction Market, $25,000 liquidation value, 4,000 shares authorized with 3,600 shares issued and outstanding)	90,000,000
Series C (Auction Market, $25,000 liquidation value, 4,800 shares authorized with 4,320 shares issued and outstanding)	108,000,000
Series E (Auction Rate, $25,000 liquidation value, 5,400 shares authorized with 2,000 shares issued and outstanding)	50,000,000
Series G (5.250%, $25 liquidation value, 4,000,000 shares authorized with 4,000,000 shares issued and outstanding)	100,000,000
Series H (5.375%, $25 liquidation value, 2,000,000 shares authorized with 2,000,000 shares issued and outstanding)	50,000,000

Total Preferred Shares	436,100,225

Net Assets Attributable to Common Shareholders.	$1,835,812,495

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$1,326,660,957
Total distributable earnings	509,151,538

Net Assets	$1,835,812,495

Net Asset Value per Common Share at $0.001 par value:
($1,835,812,495 ÷ 90,528,701 shares outstanding; unlimited number of shares authorized)	$20.28

Statement of Operations For the Six Months Ended June 30, 2020 (Unaudited)
Investment Income:
Dividends (net of foreign withholding taxes of $ 634,060)	$24,381,883
Interest.	550,151

Total Income	24,932,034

Expenses:
Investment advisory fees	11,532,897
Shareholder communications expenses	213,143
Trustees’ fees	144,098
Custodian fees	143,947
Payroll expenses	134,796
Legal and audit fees	41,008
Shareholder services fees	35,942
Accounting fees	22,500
Interest expense	182
Miscellaneous expenses	141,969

Total Expenses.	12,410,482

Less:
Advisory fee reduction (See Note 3)	(1,553,849)
Expenses paid indirectly by broker (See Note 3)	(8,846)

Total Credits and Reductions	(1,562,695)

Net Expenses	10,847,787

Net Investment Income	14,084,247

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	77,543,331
Net realized loss on foreign currency transactions.	(999)

Net realized gain on investments and foreign currency transactions	77,542,332

Net change in unrealized appreciation: on investments	(371,918,460)
on foreign currency translations	5,548

Net change in unrealized appreciation/ depreciation on investments and foreign currency translations	(371,912,912)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(294,370,580)

Net Decrease in Net Assets Resulting from Operations	(280,286,333)

Total Distributions to Preferred Shareholders	(8,979,358)

Net Decrease in Net Assets Attributable to Common Shareholders Resulting from Operations	$(289,265,691)

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Statements of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations:
Net investment income	$14,084,247	$28,877,496
Net realized gain on investments and foreign currency transactions	77,542,332	102,580,817
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(371,912,912)	336,627,429

Net Increase/(Decrease) in Net Assets Resulting from Operations	(280,286,333)	468,085,742

Distributions to Preferred Shareholders	(8,979,358)*	(24,833,499)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	(289,265,691)	443,252,243

Distributions to Common Shareholders:
Accumulated earnings	(59,797,442)*	(106,634,718)
Return of capital	—	(3,082,841)

Total Distributions to Common Shareholders	(59,797,442)	(109,717,559)

Fund Share Transactions:
Net decrease from repurchase of common shares	(1,731,974)	—
Net increase in net assets from common shares issued in rights offering	—	164,864,860
Offering costs for common shares charged to paid-in capital	(94,621)	(928,331)
Offering costs for preferred shares charged to paid-in capital	—	(1,854,595)

Net Increase/(Decrease) in Net Assets from Fund Share Transactions	(1,826,595)	162,081,934

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	(350,889,728)	495,616,618
Net Assets Attributable to Common Shareholders:
Beginning of year	2,186,702,223	1,691,085,605

End of period	$1,835,812,495	$2,186,702,223

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended
	June 30, 2020		Year Ended December 31,
	(Unaudited)		2019		2018	2017	2016	2015
Operating Performance:
Net asset value, beginning of year	$24.12		$20.51		$25.11	$22.30	$21.07	$23.57

Net investment income	0.16		0.35		0.45	0.32	0.36	0.30
Net realized and unrealized gain/(loss) on investments, securities sold short, and foreign currency transactions		(3.24)	5.25		(3.43)	4.09	2.45	(1.39)

Total from investment operations		(3.08)	5.60		(2.98)	4.41	2.81	(1.09)

Distributions to Preferred Shareholders: (a)
Net investment income	(0.02	)*	(0.07)		(0.08)	(0.06)	(0.05)	(0.06)
Net realized gain	(0.08	)*	(0.23)		(0.22)	(0.22)	(0.17)	(0.12)

Total distributions to preferred shareholders		(0.10)	(0.30)		(0.30)	(0.28)	(0.22)	(0.18)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations		(3.18)	5.30		(3.28)	4.13	2.59	(1.27)

Distributions to Common Shareholders:
Net investment income	(0.10	)*	(0.29)		(0.37)	(0.28)	(0.31)	(0.31)
Net realized gain	(0.56	)*	(0.99)		(0.93)	(0.97)	(1.01)	(0.65)
Return of capital	—		(0.04)		(0.02)	(0.07)	—	(0.28)

Total distributions to common shareholders		(0.66)	(1.32)		(1.32)	(1.32)	(1.32)	(1.24)

Fund Share Transactions:
Decrease in net asset value from common shares issued in rights offering	—		(0.34)		—	—	—	—
Increase in net asset value from repurchase of common shares	0.00	(b)	—		—	—	0.00 (b)	0.01
Offering costs and adjustment to offering costs for common shares charged to paid-in capital	(0.00	)(b)	(0.01)		—	—	—	—
Offering costs and adjustment to offering costs for preferred shares charged to paid-in capital	—		(0.02)		—	— (b)	(0.04)	—

Total from Fund share transactions	0.00	(b)	(0.37)		0.00	0.00 (b)	(0.04)	0.01

Net Asset Value Attributable to Common Shareholders, End of Period	$20.28		$24.12		$20.51	$25.11	$22.30	$21.07

NAV total return †		(13.04)%	22.82%		(13.75)%	19.14%	12.70%	(5.59)%

Market value, end of period	$17.60		$21.95		$18.30	$23.41	$20.04	$18.46

Investment total return ††		(16.73)%	28.13%		(17.10)%	24.11%	16.47%	(9.32)%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$2,271,913		$2,660,903		$2,197,065	$2,629,129	$2,397,663	$2,198,198
Net assets attributable to common shares, end of period (in 000’s)	$1,835,812		$2,186,702		$1,691,086	$2,069,871	$1,838,405	$1,738,940
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	1.52	%(c)	1.50%		1.87%	1.38%	1.69%	1.60%
Ratio of operating expenses to average net assets attributable to common shares before fees waived(d)(e)	1.34	%(c)	1.21	%(f)	1.35%	1.38%	1.39%	1.33%
Ratio of operating expenses to average net assets attributable to common shares net of advisory fee reduction, if any (d)(g)	1.17	%(c)	1.21	%(f)	1.13%	1.38%	1.39%	1.09%
Portfolio turnover rate		11.4%	16.0%		10.8%	13.3%	15.6%	8.1%

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended
	June 30, 2020	Year Ended December 31,
	(Unaudited)	2019	2018	2017	2016	2015
Cumulative Preferred Shares:
5.875% Series A Preferred
Liquidation value, end of period (in 000’s)	$38,100	$76,201	$76,201	$76,201	$76,201	$76,201
Total shares outstanding (in 000’s)	1,524	3,048	3,048	3,048	3,048	3,048
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (h)	$25.76	$26.09	$25.66	$26.31	$26.32	$25.63
Asset coverage per share(i)	$130.24	$140.28	$108.56	$117.53	$107.18	$119.66
Series B Auction Market Preferred
Liquidation value, end of period (in 000’s)	$90,000	$90,000	$90,000	$90,000	$90,000	$90,000
Total shares outstanding (in 000’s)	4	4	4	4	4	4
Liquidation preference per share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Liquidation value (j)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share(i)	$130,240	$140,284	$108,555	$117,528	$107,181	$119,660
Series C Auction Market Preferred
Liquidation value, end of period (in 000’s)	$108,000	$108,000	$108,000	$108,000	$108,000	$108,000
Total shares outstanding (in 000’s)	4	4	4	4	4	4
Liquidation preference per share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Liquidation value (j)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share(i)	$130,240	$140,284	$108,555	$117,528	$107,181	$119,660
6.000% Series D Preferred
Liquidation value, end of period (in 000’s)	—	—	$31,779	$63,557	$63,557	$63,557
Total shares outstanding (in 000’s)	—	—	1,271	2,542	2,542	2,542
Liquidation preference per share	—	—	$25.00	$25.00	$25.00	$25.00
Average market value (h)	—	—	$25.83	$26.57	$26.58	$25.70
Asset coverage per share(i)	—	—	$108.56	$117.53	$107.18	$119.66

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended
	June 30, 2020	Year Ended December 31,
	(Unaudited)	2019	2018	2017	2016	2015

Series E Auction Rate Preferred
Liquidation value, end of period (in 000’s)	$50,000	$50,000	$100,000	$121,500	$121,500	$121,500
Total shares outstanding (in 000’s)	2	2	4	5	5	5
Liquidation preference per share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Liquidation value (j)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share(i)	$130,240	$140,284	$108,555	$117,528	$107,181	$119,660
5.250% Series G Preferred
Liquidation value, end of period (in 000’s)	$100,000	$100,000	$100,000	$100,000	$100,000	—
Total shares outstanding (in 000’s)	4,000	4,000	4,000	4,000	4,000	—
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	—
Average market value (h)	$25.55	$25.40	$24.83	$25.29	$25.20	—
Asset coverage per share(i)	$130.24	$140.28	$108.56	$117.53	$107.18	—
5.375% Series H Preferred (k)
Liquidation value, end of period (in 000’s)	$50,000	$50,000	—	—	—	—
Total shares outstanding (in 000’s)	2,000	2,000	—	—	—	—
Liquidation preference per share	$25.00	$25.00	—	—	—	—
Average market value (h)	$26.07	$26.08	—	—	—	—
Asset coverage per share(i)	$130.24	$140.28	—	—	—	—
Asset Coverage (l)	521%	561%	434%	470%	429%	479%

†	Based on net asset value per share and reinvestment of distributions at net asset value on the ex-dividend date. Total return for a period of less than one year is not annualized.
††

Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on the record dates throughout the years.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented there was no impact on the expense ratios.
(e)

Ratio of operating expenses to average net assets including liquidation value of preferred shares before fee waived for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017, 2016, and 2015 would have been 1.07%, 0.96%, 1.06%, 1.07%, 1.07%, and 1.07%, respectively.

(f)

In 2019, due to failed auctions relating to previous fiscal years, the Fund reversed accumulated auction agent fees. The 2019 ratio of operating expenses to average net assets attributable to common shares and the ratio of operating expenses to average net assets including the liquidation value of preferred shares, excluding the reversal of auction agent fees, were 1.35% and 1.07%, respectively.

(g)

Ratio of operating expenses to average net assets including liquidation value of preferred shares net of advisory fee reduction for the six months ended June 30, 2020, and the years ended December 31, 2019, 2018, 2017, 2016, and 2015 would have been 0.94%, 0.96%, 0.89%, 1.07%, 1.07%, and 0.88%, respectively.

(h)	Based on weekly prices.
(i)	Asset coverage per share is calculated by combining all series of preferred shares.
(j)	Since February 2008, the weekly auctions have failed. Holders that have submitted orders have not been able to sell any or all of their shares in the auctions.
(k)	The 5.375% Series H Preferred was issued June 7, 2019.
(l)	Asset coverage is calculated by combining all series of preferred shares.

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Dividend & Income Trust (the Fund) currently operates as a diversified closed-end management investment company organized as a Delaware statutory trust on November 18, 2003 and registered under the Investment Company Act of 1940, as amended (the 1940 Act). Investment operations commenced on November 28, 2003.

The Fund’s investment objective is to provide a high level of total return on its assets with an emphasis on dividends and income. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in dividend paying securities (such as common and preferred stock) or other income producing securities (such as fixed income debt securities and securities that are convertible into equity securities).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 6/30/20
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities: Services	$8,208,030	$6,400	$8,214,430
Entertainment	56,891,623	65,189	56,956,812
Other Industries (a)	2,133,511,539	—	2,133,511,539
Total Common Stocks	2,198,611,192	71,589	2,198,682,781
Closed-End Funds	—	860,000	860,000
Convertible Preferred Stocks (a)	2,435,250	—	2,435,250
Mandatory Convertible Securities (a)	7,036,960	—	7,036,960
Preferred Stocks (a)	52,420	1,795,003	1,847,423
Rights (a)	328,920	—	328,920
Warrants (a)	524	—	524
Convertible Corporate Bonds (a)	—	1,565,895	1,565,895
Corporate Bonds (a)	—	49,053	49,053
U.S. Government Obligations	—	54,392,649	54,392,649
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,208,465,266	$58,734,189	$2,267,199,455

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund held no level 3 investments at June 30, 2020.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2020, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. For the restricted securities the Fund held at June 30, 2020, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. The characterization of distributions are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the calendar year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 5.875% Series A Preferred Shares, Series B Auction Market Preferred Shares, Series C Auction Market Preferred Shares, Series E Auction Rate Preferred Shares, 5.250% Series G Preferred Shares, and 5.375% Series H Preferred Shares (Preferred Shares) are recorded on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2019 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$27,072,100	$6,304,653
Net long term capital gains	79,562,618	18,528,846
Return of capital	3,082,841	—

Total distributions paid	$109,717,559	$24,833,499

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2020:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,779,784,000	$659,483,371	$(172,067,916)	$487,415,455

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2020, the Fund did not incur any income tax, interest, or penalty. As of June 30, 2020, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

three years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Series A, Series B, Series C, and Series E Preferred Shares if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate of each particular series of the Preferred Shares for the year. The Fund’s total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the stated dividend rate or corresponding swap rate of each particular series of Preferred Shares for the period. For the six months ended June 30, 2020, the Fund’s total return on the NAV of the common shares did not exceed the stated dividend rate on each of the outstanding Preferred Shares. Thus, advisory fees with respect to the liquidation value of the Preferred Shares were reduced by $1,553,849. Advisory fees were accrued on the Series G and Series H Preferred Shares.

During the six months ended June 30, 2020, the Fund paid $10,216 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2020, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $8,846.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2020, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2020, the Fund accrued $134,796 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, and the Nominating Committee Chairman and the Lead Trustee each receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2020, other than short term securities and U.S. Government obligations, aggregated $257,208,876, and $299,286,686, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase and retirement of its common shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2020, the Fund repurchased and retired 146,968 common shares in the open market at an investment of $1,731,974 and an average discount of approximately 20.32% from its NAV. During the year ended December 31, 2019, the Fund did not repurchase any common shares.

For the six months ended June 30, 2020, transactions in common stock were as follows:

	Six Months Ended June 30, 2020 (Unaudited)
	Shares	Amount
Net decrease from repurchase of common shares	(146,968)	$(1,731,974)

The Fund has an effective shelf registration initially authorizing the offering of an additional $500 million of common or preferred shares or notes under the current shelf registration. As of June 30, 2020, after considering the common shares rights offering, the Fund has approximately $335 million available for issue under the current shelf registration.

During the year ended December 31, 2019, the Fund completed a rights offering whereby one transferable right was issued for each common share held as of October 7, 2019. Ten rights were required to purchase one additional common share at the subscription price of $20.00. On November 21, 2019, the Fund issued 8,243,243 common shares receiving net proceeds of $163,936,529, after the deduction of estimated offering expenses of $548,000 and solicitation fees of $380,331. The NAV of the Fund was reduced by $(0.34) per share on the day the additional common shares were issued due to the additional common shares being issued below NAV.

On June 7, 2019, the Fund issued 2,000,000 shares of Series H Preferred, receiving $48,145,405 after the deduction of estimated offering expenses of $279,595 and underwriting fees of $1,575,000. The liquidation value of the Series H Preferred is $25 per share. The Series H Preferred has an annual dividend rate of 5.375%. The Series H Preferred is noncallable before June 7, 2024.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statements of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A, Series B, Series C, Series E, Series G, and Series H Preferred Shares at redemption prices of $25, $25,000, $25,000, $25,000, $25, and $25, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

For Series B, Series C, and Series E Preferred Shares, the dividend rates, as set by the auction process that is generally held every seven days, are expected to vary with short term interest rates. Since February 2008, the number of Series B, Series C, and Series E Preferred Shares subject to bid orders by potential holders has been less than the number of shares of Series B, Series C, and Series E Preferred Shares subject to sell orders. Holders that have submitted sell orders have not been able to sell any or all of the Series B, Series C, and Series E Preferred Shares for which they have submitted sell orders. Therefore the weekly auctions have failed, and the dividend rate has been the maximum rate. The current maximum rate for Series B, Series C, and Series E Preferred Shares is 150, 150, and 250 basis points, respectively, greater than the seven day ICE LIBOR rate on the date of such auction. Existing Series B, Series C, and Series E Preferred shareholders may submit an order to hold, bid, or sell such shares on each auction date, or trade their shares in the secondary market. During the year ended December 31, 2019, the Fund redeemed and retired 2,000 shares of its outstanding Series E Auction Rate Preferred Shares at the liquidation value of $50,000,000. There were no redemptions of Series B or Series C Preferred Shares during the six months ended June 30, 2020.

The Fund may redeem in whole or in part the 5.875% Series A Preferred Shares at the redemption price at any time. Commencing July 1, 2021 and June 10, 2024 and at any time thereafter, the Fund, at its option, may redeem the 5.250% Series G Cumulative Preferred Shares and the 5.375% Series H Cumulative Preferred Shares, respectively, in whole or in part at the redemption price. The Board has authorized the repurchase of Series A, Series G, and Series H Preferred Shares in the open market at prices less than the $25 liquidation value per share. On December 26, 2019, the Fund redeemed and retired 1,271,148 shares of the Series D Preferred Stock at the liquidation value of $25 per share plus accrued interest and accrued and unpaid dividends. On May 6, 2020, the Fund redeemed and retired 1,524,010 shares of the Series A Preferred at the liquidation value of $25 per share plus accrued and unpaid dividends. During the six months ended June 30, 2020 and year ended December 31, 2019, the Fund did not repurchase any Series G Preferred Shares.

The Fund has the authority to purchase its auction rate and auction market preferred shares through negotiated private transactions. The Fund is not obligated to purchase any dollar amount or number of auction rate or auction market preferred shares, and the timing and amount of any auction rate or auction market preferred shares purchased will depend on market conditions, share price, capital availability, and other factors. The Fund is not soliciting holders to sell these shares nor recommending that holders offer them to the Fund. Any offers can be accepted or rejected in the Fund’s discretion.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The following table summarizes Cumulative Preferred Share information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 06/30/20	Net Proceeds	2020 Dividend Rate Range	Dividend Rate at 06/30/20	Accrued Dividend at 06/30/20
A 5.875%	October 12, 2004	3,200,000	1,524,009	$77,280,971	Fixed Rate	5.875%	$31,089
B Auction Market	October 12, 2004	4,000	3,600	98,858,617	1.592% to 3.086%	1.609%	27,772
C Auction Market	October 12, 2004	4,800	4,320	118,630,341	1.592% to 3.093%	1.607%	23,775
E Auction Rate	November 3, 2005	5,400	2,000	133,379,387	2.601% to 4.085%	2.613%	21,477
G 5.250%	July 1, 2016	4,000,000	4,000,000	96,634,565	Fixed Rate	5.250%	72,916
H 5.375%	June 7, 2019	2,000,000	2,000,000	48,145,405	Fixed Rate	5.375%	37,326

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

7. Subsequent Events. On August 24, 2020, the Fund announced that the Board authorized the redemption of all remaining outstanding Series A Preferred. The Series A Preferred will be redeemed at $25.3631076 per share, which consists of the $25 per share Liquidation Preference plus $0.3631076 per share representing accumulated and unpaid dividends and distributions to the redemption date of September 25, 2020.

Management has evaluated the impact on the Fund of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 5, 2020, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 11, 2020 – Final Results

The Fund’s Annual Meeting of Shareholders was held virtually on May 11, 2020. At that meeting, common and preferred shareholders, voting together as a single class, re-elected Frank J. Fahrenkopf, Jr., Anthonie C. van Ekris, and Salvatore J. Zizza as Trustees of the Fund, with 85,180,333 votes, 85,256,280 votes, and 85,194,498 votes, cast in favor of these Trustees, and 2,774,287 votes, 2,698,341 votes, and 2,760,123 votes withheld for these Trustees, respectively.

In addition, preferred shareholders, voting as a separate class, re-elected Anthony J. Colavita as a Trustee of the Fund, with 6,897,832 votes cast in favor of this Trustee and 169,090 votes withheld for this Trustee.

Mario J. Gabelli, James P. Conn, Michael J. Melarkey, Kuni Nakamura, Salvatore M. Salibello, Edward T. Tokar, and Susan V. Watson continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Under the Fund’s Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan (the “Plan”), a Shareholder whose shares of common stock are registered in his or her own name will have all distributions reinvested automatically by Computershare Trust Company, N.A. (“Computershare”), which is an agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in “street name”) will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own shares of common stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to investors who do not participate in the Plan will be paid by check mailed directly to the record holder by Computershare as dividend-disbursing agent.

Enrollment in the Plan

It is the policy of The Gabelli Dividend & Income Trust (the “Fund”) to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their common shares certificates to Computershare Trust Company, N.A. (“Computershare”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash may submit this request through the Internet, by telephone or in writing to:

The Gabelli Dividend & Income Trust

c/o Computershare

P.O. Box 505000

Louisville, KY 40233-5000

Telephone: (800) 336-6983

Website: www.computershare.com/investor

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the Fund’s records. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan, may contact Computershare at the website or telephone number above.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of shares of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common shares. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy shares of common shares in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund’s shares at the then current market price. shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a per share fee (currently $0.02 per share). Per share fees include any applicable brokerage commissions Computershare is required to pay and fees for such purchases are expected to be less than the usual fees for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 6006, Carol Stream, IL 60197-6006 such that Computershare receives such payments approximately two business days before the 1st and 15th of the month. Funds not received at least two business days before the investment date shall be held for investment

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

(Continued)

until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least two business days before such payment is to be invested.

Shareholders wishing to liquidate shares held at Computershare may do so through the Internet, in writing or by telephone to the above-mentioned website, address or telephone number. Include in your request your name, address, and account number. Computershare will sell such shares through a broker-dealer selected by Computershare within 5 business days of receipt of the request. The sale price will equal the weighted average price of all shares sold through the Plan on the day of the sale, less applicable fees. Participants should note that Computershare is unable to accept instructions to sell on a specific date or at a specific price. The cost to liquidate shares is $2.50 per transaction as well as the per share fee (currently $0.10 per share) Per share fees include any applicable brokerage commissions Computershare is required to pay and are expected to be less than the usual fees for such transactions.

More information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan is available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 30 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 30 days written notice to participants in the Plan.

THE GABELLI DIVIDEND & INCOME TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli Dividend & Income Trust is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Sarah Donnelly joined Gabelli in 1999 as a junior research analyst working with the consumer staples and media analysts. Currently she is a portfolio manager of Gabelli Funds, LLC, a Senior Vice President, and the Food, Household, and Personal Care products research analyst for Gabelli & Company. In 2013, she was named the Health & Wellness research platform leader. Ms. Donnelly received a BS in Business Administration with a concentration in Finance and minor in History from Fordham University.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Brian C. Sponheimer is a portfolio manager and research analyst, responsible for coverage of automotive, trucking, and machinery stocks. In 2010, 2011, and 2016, Mr. Sponheimer was recognized by various financial publications, including the Wall Street Journal and the Financial Times, as a “Best on the Street” analyst. He began his business career in institutional equities at CIBC World Markets in New York and Boston. Mr. Sponheimer graduated cum laude from Harvard University with a BA in Government and received an MBA in Finance and Economics from Columbia Business School.

Regina M. Pitaro is a Managing Director and Head of Institutional Marketing at GAMCO Investors, Inc. Ms. Pitaro joined the firm in 1984 and coordinates the organization’s focus with consultants and plan sponsors. She also serves as a Managing Director and Director of GAMCO Asset Management, Inc., and serves as a portfolio manager for Gabelli Funds, LLC. Ms. Pitaro holds an MBA in Finance from the Columbia University Graduate School of Business, a Master’s degree in Anthropology from Loyola University of Chicago, and a Bachelor’s degree from Fordham University.

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. Mr. Ward received his BA in Economics from Northwestern University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.” The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGDVX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore M. Salibello

Senior Partner,

Bright Side Consulting

Edward T. Tokar

Former Chief Executive Officer of Allied

Capital Management, LLC, &

Vice President of Honeywell International, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Susan V. Watson

Former President,

Investor Relations Association

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Andrea R. Mango

Secretary &

Vice President

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President & Ombudsman

Laurissa M. Martire

Vice President & Ombudsman

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GDV Q2/2020

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2020 through 01/31/2020	Common – N/A Preferred Series A – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series A – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series A – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – 90,675,669 Preferred Series A – 3,048,019 Preferred Series G – 4,000,000 Preferred Series H – 2,000,000

Month #2 02/01/2020 through 02/29/2020	Common – N/A Preferred Series A – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series A – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series A – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – 90,675,669 Preferred Series A – 3,048,019 Preferred Series G – 4,000,000 Preferred Series H – 2,000,000
Month #3 03/01/2020 through 03/31/2020	Common – 146,968 Preferred Series A – N/A Preferred Series H – N/A Preferred Series G – N/A	Common – $11.5842 Preferred Series A – N/A Preferred Series H – N/A Preferred Series G – N/A	Common – 146,968 Preferred Series A – N/A Preferred Series H – N/A Preferred Series G – N/A	Common – 90,675,669 - 146,968 = 90,528,701 Preferred Series A – 3,048,019 Preferred Series H – 2,000,000 Preferred Series G – 4,000,000
Month #4 04/01/2020 through 04/30/2020	Common – N/A Preferred Series A – N/A Preferred Series H – N/A Preferred Series G – N/A	Common – N/A Preferred Series A – N/A Preferred Series H – N/A Preferred Series G – N/A	Common – N/A Preferred Series A – N/A Preferred Series H – N/A Preferred Series G – N/A	Common – 90,528,701 Preferred Series A – 3,048,019 Preferred Series H – 2,000,000 Preferred Series G – 4,000,000
Month #5 05/01/2020 through 05/31/2020	Common – N/A Preferred Series A – N/A Preferred Series H – N/A Preferred Series G – N/A	Common – N/A Preferred Series A – N/A Preferred Series H – N/A Preferred Series G – N/A	Common – N/A Preferred Series A – N/A Preferred Series H – N/A Preferred Series G – N/A	Common – 90,528,701 Preferred Series A – 1,524,009 Preferred Series H – 2,000,000 Preferred Series G – 4,000,000
Month #6 06/01/2020 through 06/30/2020	Common – N/A Preferred Series A – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series A – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series A – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – 90,528,701 Preferred Series A – 1,524,009 Preferred Series G – 4,000,000 Preferred Series H – 2,000,000
Total	Common – 146,968 Preferred Series A – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – $11.5842 Preferred Series A – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – 146,968 Preferred Series A – N/A Preferred Series G – N/A Preferred Series H – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s reports to shareholders in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.
b.

The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.
c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                         The Gabelli Dividend & Income Trust

By (Signature and Title)*    /s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date    September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date    September 4, 2020

By (Signature and Title)*    /s/ John C. Ball

John C. Ball, Principal Financial Officer and Treasurer

Date    September 4, 2020

* Print the name and title of each signing officer under his or her signature.